SCHEDULE OF SELECTED FINANCIAL INFORMATION (Details) - CAD ($) $ in Thousands		3 Months Ended			6 Months Ended
		Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Reserve Quantities [Line Items]
Current Assets		$ 2,634			$ 2,634		$ 2,247
Total Assets		41,859			41,859		41,683
Total Liabilities		1,649			1,649		480
Shareholders’ Equity		40,210		$ 40,876	40,210	$ 40,876	$ 41,203	$ 39,015
Net and comprehensive loss		$ (983)		$ (421)	$ (1,373)	$ (1,546)
North American Nickel [Member]
Reserve Quantities [Line Items]
Current Assets			$ 2,595
Total Assets			41,970
Current Liabilities			777
Total Liabilities			777
Shareholders’ Equity			41,193
Net and comprehensive loss			390
Premium Nickel Resources [Member]
Reserve Quantities [Line Items]
Current Assets			6,300
Total Assets			21,187
Current Liabilities			5,824
Total Liabilities			34,662
Shareholders’ Equity			(13,476)
Net and comprehensive loss			23,649
Proforma Adjustment [Member]
Reserve Quantities [Line Items]
Current Assets	[1],[2]		14,566
Total Assets	[1],[2]		67,722
Current Liabilities	[1],[2]		(3,055)
Total Liabilities	[1],[2]		(31,742)
Shareholders’ Equity	[1],[2]		99,465
Net and comprehensive loss	[1],[2]		(19,847)
Resulting Issuer Proforma Consolidation [Member]
Reserve Quantities [Line Items]
Current Assets			23,461
Total Assets			130,879
Current Liabilities			3,546
Total Liabilities			3,697
Shareholders’ Equity			127,182
Net and comprehensive loss			$ 4,192

[1]	Includes US$1.35 million of success fees payable to CIBC World Markets Inc. in connection with the Selebi acquisition, of which US$1 million was paid in May 2022, with the balance of US$350,000 to be due upon the next financing by the Company.
[2]	The pro forma adjustments include, among other things, the adjustments for the subscription receipt financing of the Company which was completed on April 28, 2022, an advisory fee of $420,000, which will be payable to INFOR Financial Inc. upon the closing of the RTO and certain non-recurring due diligence and transaction costs in respect of the Selebi and Selkirk acquisitions and the RTO.